Commitments And Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of contracts to purchase services under which non-cancellable future minimum payments	the Company has entered into contracts to purchase services under which non-cancellable
future minimum payments as of June 30, 2025, were as follows (in thousands):

Year Ended December 31,	Amount
2025 (remaining six months)	$3,415
2026	3,600
2027	2,700

Total	$9,715

the Company has entered into contracts to purchase services under which non-cancellable
future minimum payments as of December 31, 2024 were as follows (in thousands):

Year ended December 31,	Amount
2025	$5,450
2026	3,600
2027	2,700

Total	$11,750